FQF TRUST

O’Shares FTSE U.S. Quality Dividend ETF (OUSA)

O’Shares FTSE Europe Quality Dividend ETF (OEUR)

O’Shares FTSE Europe Quality Dividend Hedged ETF (OEUH)

O’Shares FTSE Asia Pacific Quality Dividend ETF (OASI)

O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF (OAPH)

SUPPLEMENT DATED JULY 27, 2015
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 10, 2015

1. In the “Investment Advisory Services” section of the prospectus, the last paragraph in the “Investment Adviser” sub-section is supplemented with the following:

The Sponsor’s obligations under the Sponsor Agreement and the other agreements described herein have been assigned by the Sponsor to its affiliate, O’Leary Funds Management LP.

2. In the “Information About Adviser” section of the statement of additional information, the last sentence of the first paragraph in the “Fund Sponsor” sub-section is deleted in its entirety and replaced with the following:

The Sponsor’s obligations under the Sponsor Agreement and the other agreements described herein have been assigned by the Sponsor to its affiliate, O’Leary Funds Management LP.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.